Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-42615
Entity Registrant Name	SS INNOVATIONS INTERNATIONAL, INC.
Entity Central Index Key	0001676163
Entity Tax Identification Number	47-3478854
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	405, 3rd Floor
Entity Address, Address Line Two	iLabs Info Technology Centre
Entity Address, Address Line Three	Udyog Vihar, Phase III
Entity Address, City or Town	Gurugram
Entity Address, Country	IN
Entity Address, Postal Zip Code	122016
City Area Code	+91
Local Phone Number	73375 53469
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SSII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false